Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayment and other current assets
	December 31,
	2020	2019
	US$’000	US$’000

Deposits paid	838	344
Prepayments	168	151
Other receivables	250	251
Other tax recoverable	258	2

	1,514	748

ZHEJIANG TIANLAN
Prepayment and other current assets
	December 31,
	2020	2019
	RMB’000	RMB’000

Prepayments	16,632	19,962
Other receivables	10,448	13,988
Deposits for finance leases	-	17,512
Other current assets	1,307	1,397

	28,387	52,859